FAIR VALUE MEASUREMENTS (Schedule Of Changes In Level 3 Instruments Measured On A Recurring Basis Using Significant Unobservable Inputs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
FAIR VALUE MEASUREMENTS [Abstract]
Balance at beginning of year	$ 6,864	$ 5,707
Fair value of Exchange Option within the proceeds under the mAb research and development arrangement	4,756	569
Change in fair value of Exchange Option and embedded derivatives within research and developmnet arrangements	811	588
Balance at end of year	12,431	6,864
mAb Participation Interest	758	744
Liability with respect to outstanding options to non-employee		$ 264	$ 284